As filed with the U.S. Securities and Exchange Commission on August 19, 2014

1933 Act File No. 333-155709

1940 Act File No. 811-22255

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 76	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 78	[X]

EGA Emerging Global Shares Trust

(Exact Name of Registrant as Specified in Charter)

171 East Ridgewood Ave, Ridgewood, NJ 07450

(Address of Principal Executive Offices)     (Zip Code)

(201) 389-6872

(Registrant's Telephone Number, including Area Code)

Robert C. Holderith

EGA Emerging Global Shares Trust

171 East Ridgewood Avenue

Ridgewood, NJ 07450

(Name and Address of Agent for Service of Process)

With Copies to:

Michael D. Mabry, Esq.

Stradley Ronon Stevens & Young, LLP

2600 One Commerce Square

Philadelphia, PA 19103

It is proposed that this filing will become effective: (check appropriate box)

[X] immediately upon filing pursuant to paragraph (b)

[ ] on [date] pursuant to paragraph (b)

[ ] 60 days after filing pursuant to paragraph (a)(1)

[ ] on [date] pursuant to paragraph (a)(1)

[ ] 75 days after filing pursuant to paragraph (a)(2)

[ ] on [date] pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designated a new effective date for a previously filed post-effective amendment

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, EGA Emerging Global Shares Trust, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Ridgewood and the State of New Jersey, on the 19th day of August, 2014.

EGA EMERGING GLOBAL SHARES TRUST

By:	/s/ Robert C. Holderith Robert C. Holderith President and Chairman

Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Name	Title	Date

/s/ Robert C. Holderith	President/Chairman, and Director of each Mauritius Subsidiary	August 19, 2014
Robert C. Holderith

/s/ Ron Safir*	Trustee	August 19, 2014
Ron Safir

/s/ Jeffrey D. Haroldson*	Trustee	August 19, 2014
Jeffrey D. Haroldson

/s/ Robert Willens*	Trustee	August 19, 2014
Robert Willens

/s/ Shahed Hoolash* Shahed Hoolash	Director of each Mauritius Subsidiary	August 19, 2014

/s/ Susan Ciccarone Susan Ciccarone	Principal Financial Officer	August 19, 2014

*By:	/s/ Robert C. Holderith Robert C. Holderith As Attorney-in-Fact for Each of the persons indicated (pursuant to powers of attorney)

EXHIBIT LIST

Exhibit No.	Description

EX-101.INSC	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase